Organization and Principal Activities - Schedule of Subsidiary Companies (Details)	12 Months Ended
Dec. 31, 2025
Neo-Concept Apparel Group Limited (“NCA”) [Member]
Schedule of Subsidiary Companies [Line Items]
Background	● A BVI company ● Incorporated in August 2008 ● Issued share capital of US$100 ● Intermediate holding company
Ownership	100.00%
Neo-Concept International Company Limited (“Neo-Concept HK”) [Member]
Schedule of Subsidiary Companies [Line Items]
Background	● A Hong Kong company ● Incorporated in October 1992 ● Issued share capital of HKD100,000 ● Provision of one-stop apparel solution services
Ownership	100.00%
Neo-Concept (UK) Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Background	● A UK company ● Incorporated in August 2000 ● Issued share capital of GBP100 ● Provision of online and offline retail sales of apparel products
Ownership	100.00%
Neo-Concept Exquisite Couture Limited (“NCEC”) [Member]
Schedule of Subsidiary Companies [Line Items]
Background	● A BVI company ● Incorporated in May 2024 ● Issued share capital of US$100 ● Investment holdings
Ownership	100.00%
Neo-Concept Elite Fashion Co., LLC [Member]
Schedule of Subsidiary Companies [Line Items]
Background	● A Duibai company ● Incorporated in May 2024 ● Issued share capital of United Arab Emirates Dirham (“AED”)100,000 ● Investment holdings
Ownership	100.00%